A T B C | Fidelity China Region Fund
Fund Summary Fund/Class: Fidelity® China Region Fund/Fidelity Advisor® China Region Fund A, T, B, C
Investment Objective
The fund seeks long-term growth of capital.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees A T B C Fidelity China Region Fund		Fidelity China Region Fund - Class A		Fidelity China Region Fund - Class T		Fidelity China Region Fund - Class B		Fidelity China Region Fund - Class C
Maximum sales charge (load) on purchases (as a % of offering price)		5.75%		3.50%		none		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)		none	[1]	none	[1]	5.00%	[2]	1.00%	[3]
Redemption fee on shares held (as a % of amount redeemed)	[4]	1.50%		1.50%		1.50%		1.50%
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	Declines over 6 years from 5.00% to 0%.
[3]	On Class C shares redeemed less than one year after purchase.
[4]	Held less than 90 days

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses A T B C Fidelity China Region Fund	Fidelity China Region Fund - Class A	Fidelity China Region Fund - Class T	Fidelity China Region Fund - Class B	Fidelity China Region Fund - Class C
Management fee	0.71%	0.71%	0.71%	0.71%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.41%	0.42%	0.41%	0.41%
Total annual operating expenses	1.37%	1.63%	2.12%	2.12%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example A T B C Fidelity China Region Fund (USD $)	Fidelity China Region Fund - Class A	Fidelity China Region Fund - Class T	Fidelity China Region Fund - Class B	Fidelity China Region Fund - Class C
1 year	706	510	715	315
3 years	984	846	964	664
5 years	1,282	1,205	1,339	1,139
10 years	2,127	2,215	2,171	2,452

Hold Shares
Expense Example, No Redemption A T B C Fidelity China Region Fund (USD $)	Fidelity China Region Fund - Class A	Fidelity China Region Fund - Class T	Fidelity China Region Fund - Class B	Fidelity China Region Fund - Class C
1 year	706	510	215	215
3 years	984	846	664	664
5 years	1,282	1,205	1,139	1,139
10 years	2,127	2,215	2,171	2,452

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 87% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing at least 80% of assets in securities of Hong Kong, Taiwanese, and Chinese issuers and other investments that are tied economically to the China region.
  Normally investing primarily in common stocks.
  Allocating investments across different China region countries.
  Investing up to 35% of total assets in any industry that accounts for more than 20% of the Hong Kong, Taiwanese, and Chinese market.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Geographic Concentration in the China Region. Because Fidelity Management & Research Company (FMR) concentrates the fund's investments in the China region, the fund's performance is expected to be closely tied to social, political, and economic conditions within the China region and to be more volatile than the performance of more geographically diversified funds. In addition, because FMR may invest a significant percentage of the fund's assets in certain industries, the fund's performance could be affected to the extent that the particular industry or industries in which the fund invests are sensitive to adverse social, political, economic, currency, or regulatory developments.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	35.35%	June 30, 2009
Lowest Quarter Return	-7.18%	June 30, 2010
Year-to-Date Return	-24.45%	September 30, 2011

Average Annual Returns
Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
For the periods ended
December 31, 2010

Average Annual Total Returns A T B C Fidelity China Region Fund	Past 1 year	Life of class		Inception Date
Return Before Taxes Fidelity China Region Fund - Class A	10.86%	2.70%	[1]	May 09, 2008
Return Before Taxes Fidelity China Region Fund - Class T	13.21%	3.33%	[1]	May 09, 2008
Return Before Taxes Fidelity China Region Fund - Class B	11.71%	3.14%	[1]	May 09, 2008
Return Before Taxes Fidelity China Region Fund - Class C	15.73%	4.22%	[1]	May 09, 2008
Return After Taxes on Distributions Fidelity China Region Fund - Class A	10.75%	2.62%	[1]	May 09, 2008
Return After Taxes on Distributions and Sale of Fund Shares Fidelity China Region Fund - Class A	7.35%	2.36%	[1]	May 09, 2008
MSCI® Golden Dragon Index (reflects no deduction for fees, expenses, or taxes)	13.60%	1.66%	[1]	May 09, 2008
[1]	From May 9, 2008.